Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible Assets

(D.3)   Intangible Assets

y Recognition of Intangibles

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life for the majority of the projects of five to seven years.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

-   Determining whether activities should be considered research activities or development activities

-   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

-   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

-   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

-   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

y Measurement of Intangibles

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Judgment is required in determining the following:

-   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to generate economic benefits to us

-   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

y Classification of Intangibles

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings. Customer relationships and other intangibles consist primarily of customer relationships and acquired trademark licenses.

Amortization expenses of intangible assets are classified as Cost of cloud, Cost of services, Research and development, Sales and marketing, and General and administration, depending on the use of the respective intangible assets.

Intangible Assets

			Customer
	Software and	Acquired	Relationships and
€ millions	Database Licenses	Technology	Other Intangibles	Total
Historical cost
1/1/2024	1,073	1,819	4,892	7,784
Foreign currency exchange differences	2	103	247	352
Additions from business combinations	0	187	315	502
Other additions	20	3	66	89
Retirements/disposals	-84	-326	-174	-584
Transfers	25	0	-25	0
12/31/2024	1,036	1,786	5,321	8,143
Foreign currency exchange differences	-3	-198	-468	-669
Additions from business combinations	0	64	142	206
Other additions	30	0	49	79
Retirements/disposals	-31	0	-3	-34
Transfers	56	0	-56	0
12/31/2025	1,088	1,652	4,985	7,725

Accumulated amortization
1/1/2024	594	1,584	3,101	5,279
Foreign currency exchange differences	2	89	151	242
Additions amortization	139	89	253	481
Retirements/disposals	-68	-326	-171	-565
12/31/2024	667	1,436	3,334	5,437
Foreign currency exchange differences	-2	-174	-309	-485
Additions amortization	114	106	300	520
Retirements/disposals	-27	-1	-1	-29
12/31/2025	752	1,367	3,324	5,443

Carrying amount
12/31/2024	369	350	1,987	2,706
12/31/2025	336	285	1,661	2,282

Significant Intangible Assets

			Remaining
	Carrying Amount		Useful Life
€ millions, unless otherwise stated	2025	2024	(in years)
Concur – Customer relationships	396	540	5	to	9
LeanIX - Customer relationships	290	333			11
WalkMe - Customer relationships	226	246			13
Total significant intangible assets	912	1,119